Equity (Details) - Schedule of restricted stock unit activities - RSU [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Equity (Details) - Schedule of restricted stock unit activities [Line Items]
Amount of options, Unvested beginning balance | shares	203,756
Weighted Average Grant-Date Fair Value, Unvested Beginning balance | $ / shares	$ 26.46
Amount of options, Granted | shares	7,500
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 23.24
Amount of options, Vested | shares	(53,948)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 26.32
Amount of options, Expired and forfeited | shares	(18,164)
Weighted Average Grant-Date Fair Value, Expired and forfeited | $ / shares	$ 24.73
Amount of options, Unvested ending balance | shares	139,144
Weighted Average Grant-Date Fair Value, Unvested Ending balance | $ / shares	$ 26.56